Inventories	12 Months Ended
Mar. 31, 2012
Inventories [Abstract]
Inventories

6.  Inventories

Inventories consist of the following components:

	31 March
(Millions of US dollars)	2012	2011

Finished goods	$117.9	$104.5
Work-in-process	9.0	5.9
Raw materials and supplies	67.4	57.3
Provision for obsolete finished goods and raw materials	(5.3)	(6.2)

Total inventories	$189.0	$161.5